Leases (Details) - Schedule of condensed consolidated balance sheet - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of condensed consolidated balance sheet [Abstract]
Operating lease right-of-use assets	$ 3,094,573	$ 3,192,604
Lease liabilities, current portion	595,039	613,696
Lease liabilities, long-term	2,542,790	2,607,862
Total operating lease liabilities	$ 3,137,829	$ 3,221,558
Weighted-average remaining lease term (months)	54 years	59 years
Weighted average discount rate	4.29%	4.29%